Revenue - Schedule of Contract Costs (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Obtaining Contract
Capitalized Contract Cost [Line Items]
Capitalized contract cost	¥ 7,464	¥ 6,581